Investment Strategy	Nov. 01, 2025
Frank Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies. The Fund’s principal investment strategy is value investing. The Fund invests in common stock of U.S. companies that the Fund’s adviser, Frank Capital Partners LLC (the “Adviser”), believes are underpriced based on the company’s intrinsic value. The Adviser defines intrinsic value as the price an intelligent and informed business owner would pay for the enterprise, and is independent from the current selling price in the stock markets. The Adviser uses quantitative analysis to identify undervalued companies, examining such traditional value criteria as: ·price-to-earnings, price-to-book value and price-to-cash flow ratios; ·the discounted value of future cash flows; ·acquisition values of similar companies; and ·the value stockholders would receive if the company was liquidated. The Adviser then performs subjective analysis, including the review of trade magazines, annual reports, and regulatory filings. The Adviser considers the future growth potential of the company, its products and services, its industry position, and the quality of its management before making a final determination of the company’s intrinsic value. The Fund invests in common stocks of companies that have strong financial positions, evidenced by balance sheets without significant debt or other liabilities compared to cash reserves. The Adviser believes financial markets place undue emphasis on a company’s income, often ignoring the balance sheet. Therefore, companies with strong balance sheets may have significantly discounted market prices. The Fund may invest in companies regardless of size, including small- and micro-cap companies. The Adviser sells common stocks when the market price exceeds its estimate of intrinsic value. From time to time the Fund may be invested more heavily in a particular sector if the Adviser determines that companies in that sector present the best value. The Adviser may invest in “special situation” companies, including spin-offs and companies recently emerging from bankruptcy. The Fund may hold a significant portion of its assets in cash and cash equivalents if sufficient value opportunities are not present in the market.
Camelot Event Driven Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]

To achieve the Fund’s investment objective, the Adviser invests in the securities of publicly traded companies involved in mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations, or similar events (“corporate reorganizations”). A variety of strategies can be employed to capitalize on the mispricing of corporate securities during corporate reorganizations, including transactions involving common and preferred stock, debt instruments and derivative securities. In addition, the Fund may invest in a variety of debt instruments, including U.S. Government securities and structured notes.

•	Merger Arbitrage. The Fund invests in the securities of companies subject to publicly announced corporate reorganizations.

•	Capital Structure Arbitrage. A variety of strategies can be employed to capitalize on the mispricing of corporate securities during reorganizations, including transactions involving common and preferred stock, debt instruments and derivative securities. Many companies issue different types of securities in addition to equity securities, and sometimes issue different types of equity securities. Capital structure arbitrage involves investing in two different types of securities issued by the same company if they are believed to be mispriced relative to each other. The securities typically differ in their voting rights, dividend or interest rates and rights, liquidation preference, liquidity in the financial markets, seniority or other factors. Typically, one of these securities is purchased, while the other is sold short. The profit or loss realized by the Fund will depend on the relative price performance of the two securities as well as their relative dividends rates.

•	Distressed Securities Investments. The Fund invests in distressed securities, which are securities of companies that are in or believed to be near bankruptcy or whose securities are otherwise undergoing extreme financial situations that put the continuation of the issuer as a going concern at risk. Distressed securities include below investment-grade securities.

•	Special Situation Securities. The Fund may also invest in “special situation” securities when the Fund’s Adviser believes such investments will benefit the Fund. A special situation arises when, in the Adviser’s opinion, the securities of a company will experience an unusual gain or loss solely by reason of a development particularly or uniquely applicable to that company. Such situations include, but are not limited to: material litigation, technological breakthroughs and new management or management policies, spin-offs, break-ups, or divestitures. Special situation investments may include illiquid or restricted securities, such as private equity investments, and initial public offerings.

•	Activist Investments. The Fund invests in securities of issuers that in the opinion of the Adviser may become subject to a change of control fight. These are typically proxy fights by minority investors seeking to have their representatives elected to the board of trustees or directors, often with the intention of replacing existing management, new capital allocation policies, or selling the company. Profits are expected from the eventual success of the new board of trustees or directors in increasing the company’s value. The Fund may invest with the intention of participating actively in the change of control, or staying passive. Although some of the companies the Fund targets as an “activist investment” may be considered potential candidates for a merger takeover, proxy fights differ from merger arbitrage in that no concrete acquisition may have been proposed yet, and may not be proposed in the future.

•	Short Sales. The Fund may invest up to 50% of its net assets in short sales on equities at any given time.

•	Debt Instruments. The Fund may invest in all types of fixed-income securities including convertible debt, options, as well as privately negotiated options. The Fund may invest without restriction as to credit rating, maturity or duration. The Fund may purchase below investment grade securities, commonly referred to as “junk.”

•	Tactical Allocation. Because the Fund is a tactical allocation fund, the assets of the Fund will shift on a short-term basis to take advantage of perceived differences in relative values of the various asset classes in which the Fund invests. The Fund will tactically allocate capital among a diverse range of trading strategies and markets, wherever the Adviser perceives opportunity.
•	Foreign Securities Investments. The Fund may invest in securities of foreign issuers, securities traded principally in securities markets outside the United States, U.S. traded securities of foreign issuers and/or securities denominated in foreign currencies (together, “foreign securities”). The Fund may seek exposure to foreign securities by investing in Depositary Receipts.

•	Derivative Instruments (Including Options and Swaps). The event arbitrage strategy employed by the Fund may include the use of derivatives. Options and swaps may be used for hedging purposes, as a substitute for investments in the underlying securities, to increase or decrease exposure (leverage), or for the purpose of generating income. The Fund may buy call or put options to implement its principal investment strategies. The Fund may write (sell) call options on securities that it owns. This allows the Fund to generate income on securities that the Adviser believes have a low likelihood of appreciating significantly until the option expiration. Similarly, options may be written (sold) if the Adviser is willing to purchase the underlying securities at a lower price. Hedging through derivatives may be done on underlying securities such as individual securities, market indices, as well as foreign currency or commodity exposure. Options contracts may be used to decrease (hedge) or increase market exposure, exposure to specific securities or exposure to other factors that may influence an event.

Some of these strategies involve the use of arbitrage, which involves taking advantage of small price differences between two otherwise equivalent assets. As compared with conventional investing, the Adviser considers the Fund’s investment strategies to be less dependent on the overall direction of stock prices. In managing the Fund, the Adviser may engage in frequent buying and selling, resulting in a high portfolio turnover rate.